OPERATING LEASES (Tables)	6 Months Ended
Dec. 31, 2019
OPERATING LEASES
Schedule of lease and non-lease components

Six months ended December 31, 2019
Operating lease costs	848
Short-term lease costs	242
Amortization of prepaid land leases	197

Total lease costs	1,287

Schedule of other information related to operating leases

Six months ended December 31, 2019
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	970
ROU assets obtained in exchange for new operating lease liabilities	549
Weighted-average remaining lease term (in years):
Operating leases	3.5
Weighted-average discount rate:
Operating leases	4.0%

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments for operating leases as of December 31, 2019 are as follows:

As of December 31, 2019
January 1, 2020 – December 31, 2020	$1,651
January 1, 2021 – December 31, 2021	1,453
January 1, 2022 – December 31, 2022	1,134
January 1, 2023 – December 31, 2023	670
January 1, 2024 and onwards	195

Total minimum lease payments	5,103
Less: imputed interest	250

Total lease liability balance	$4,853

Schedule of Operating Lease Payments

As of December 31, 2019
January 1, 2020 – December 31, 2020	$3,123
January 1, 2021 – December 31, 2021	3,217
January 1, 2022 – December 31, 2022	3,314
January 1, 2023 – December 31, 2023	3,413
January 1, 2024 – December 31, 2024	3,515
January 1, 2025 and onwards	16,304

Total	$32,886